Notes and Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes and Convertible Notes Payable [Abstract]
Schedule of Notes Payable

Notes payable as of September 30, 2025 and December 31, 2024 were as follows:

	September 30,	December 31,
	2025	2024

SBA Disaster Relief Loans	$450,000	$450,000
1800 Diagonal Note Payable IV, April 2024	—	36,064
Leaf Capital Note Payable, August 2024	93,187	177,055
1800 Diagonal Note Payable V, January 2025	33,745	—
1800 Diagonal Note Payable VI, January 2025	42,280	—
1800 Diagonal Note Payable VII, February 2025	40,958	—
1800 Diagonal Note Payable VIII, July 2025	176,061
Face value of notes payable	836,231	663,119
Less: unamortized discounts	(92,294)	(27,414)
Notes payable, total	743,937	635,705
Less: long term portion	(450,000)	(508,610)
Notes payable, current portion	$293,937	$127,095

Notes payable as of December 31, 2024 and 2023 were as follows:

	December 31,
	2024	2023

SBA Disaster Relief Loans	$450,000	$450,000
1800 Diagonal Note Payable III, August 2023	---	97,279
Yorkville Note Payable III, November 2023	---	302,400
1800 Diagonal Note Payable III, December 2023	---	162,131
Yorkville Note Payable III, December 2023	---	189,000
1800 Diagonal Note Payable IV, April 2024	36,064	---
Leaf Capital Note Payable, August 2024	177,055	---
Face value of notes payable	663,119	1,200,810
Less: unamortized discounts	(27,414)	(166,487)
Notes payable, total	635,705	1,034,323
Less: long term portion	(508,610)	(450,000)
Notes payable, current portion	$127,095	$584,323

Schedule of Net Amortized Value	Such notes payable that are carried at net amortized value were comprised of the following as of September 30, 2025 and December 31, 2024:
		Principal Outstanding		Unamortized Discount		Amortized Carrying Value
Inception	Maturity	Sep. 30,	Dec. 31,	Sep. 30,	Dec. 31,	Sep. 30,	Dec. 31,
Date	Date	2025	2024	2025	2024	2025	2024
04/24/24	02/28/25	—	36,064	—	(8,772)	—	27,292
08/01/24	07/31/26	93,186	177,055	(9,649)	(18,642)	83,537	158,413
01/16/25	11/15/25	33,746	—	(12,999)	—	20,747	—
01/24/25	11/30/25	42,280	—	(9,615)	—	32,665	—
02/14/25	12/15/25	40,958	—	(10,826)	—	30,132	—
07/29/25	05/30/26	176,061	—	(49,205)	—	126,856	—
		$386,231	$213,119	$(92,294)	$(27,414)	$293,937	$185,705

Schedule of Amortization of Debt Discount and Repayments

Amortization of debt discount on such notes payable during the three and nine months ended September 30, 2025 and 2024 was as follows:

			Three Months Ended		Nine Months Ended
Inception	Maturity	Principal	September 30,		September 30,
Date	Date	Amount	2025	2024	2025	2024
08/08/23	06/30/24	$162,131	$—	$—	$—	$13,098
11/03/23	09/03/24	378,000	—	13,000	—	49,400
12/12/23	10/15/24	162,131	—	11,091	—	33,032
12/13/23	09/03/24	189,000	—	16,189	—	61,517
04/24/24	02/28/25	180,320	—	13,450	8,772	23,245
08/01/24	07/31/26	223,649	3,029	1,975	8,991	1,977
01/16/25	11/15/25	168,728	25,997	—	70,644	—
01/24/25	11/30/25	112,746	14,501	—	38,459	—
02/14/25	12/15/25	136,528	13,105	—	32,477	—
07/29/25	05/30/26	154,440	12,810	—	12,810	—
			$69,442	$55,705	$172,153	$182,269
			Three Months Ended		Nine Months Ended
Inception	Maturity	Principal	September 30,		September 30,
Date	Date	Amount	2025	2024	2025	2024
08/08/23	06/30/24	$162,131	$—	$0	$—	$97,278
11/03/23	09/03/24	378,000	—	113,400	—	302,400
12/12/23	10/15/24	162,131	—	48,639	—	147,102
12/13/23	09/03/24	189,000	—	81,000	—	189,000
04/24/24	02/28/25	180,320	—	54,096	36,064	72,128
08/01/24	07/31/26	223,649	27,956	18,637	83,868	18,637
01/16/25	11/15/25	168,728	50,618	—	134,982	—
01/24/25	11/30/25	112,746	70,466	—	70,466	—
02/14/25	12/15/25	136,528	40,958	—	95,570	—
07/29/25	05/30/26	154,440	—	—	—	—
			$189,998	$315,772	$420,950	$826,545